Details of Significant Accounts - Interest income, schedule of interest income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Details of Significant Accounts [Abstract]
Interest income from bank deposits	$ 2,391	$ 2,951
Interest income from financial assets at amortized cost	772	990
Others	1	11
Interest income	$ 3,164	$ 3,952